Derivative financial instruments - Summary of maturities of derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 21,226	$ 22,444
Derivative liabilities held for trading	(20,224)	(13,545)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	343	478
Derivative liabilities held for trading	(1,738)	(1,511)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,350	1,859
Derivative liabilities held for trading	(1,071)	(1,139)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11,533	14,750
Derivative liabilities held for trading	(10,506)	(6,708)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,905	5,355
Derivative liabilities held for trading	(6,893)	(4,187)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	95	2
Derivative liabilities held for trading	(16)	0
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,113	12,562
Derivative liabilities held for trading	(4,229)	(5,206)
Within one year | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	197	95
Derivative liabilities held for trading	(111)	(341)
Within one year | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,004	1,423
Derivative liabilities held for trading	(975)	(1,047)
Within one year | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,337	8,705
Derivative liabilities held for trading	(2,075)	(2,126)
Within one year | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,571	2,339
Derivative liabilities held for trading	(1,062)	(1,692)
Within one year | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	0
Derivative liabilities held for trading	(6)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,092	2,610
Derivative liabilities held for trading	(2,210)	(1,526)
1-2 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	19	31
Derivative liabilities held for trading	(529)	(3)
1-2 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	156	206
Derivative liabilities held for trading	(65)	(61)
1-2 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	923	1,412
Derivative liabilities held for trading	(836)	(796)
1-2 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	990	961
Derivative liabilities held for trading	(779)	(666)
1-2 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	0
Derivative liabilities held for trading	(1)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,343	1,257
Derivative liabilities held for trading	(1,272)	(1,305)
2-3 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	38
Derivative liabilities held for trading	(172)	(405)
2-3 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	78	81
Derivative liabilities held for trading	(16)	(14)
2-3 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	628	625
Derivative liabilities held for trading	(515)	(473)
2-3 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	627	513
Derivative liabilities held for trading	(569)	(413)
2-3 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	0
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,127	903
Derivative liabilities held for trading	(829)	(824)
3-4 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	33
Derivative liabilities held for trading	(4)	(166)
3-4 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	53	52
Derivative liabilities held for trading	(6)	(4)
3-4 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	556	458
Derivative liabilities held for trading	(409)	(348)
3-4 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	426	360
Derivative liabilities held for trading	(401)	(306)
3-4 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	85	0
Derivative liabilities held for trading	(9)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	961	745
Derivative liabilities held for trading	(1,405)	(528)
4-5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	28
Derivative liabilities held for trading	(562)	(7)
4-5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	55	41
Derivative liabilities held for trading	(9)	(1)
4-5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	503	426
Derivative liabilities held for trading	(363)	(293)
4-5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	396	250
Derivative liabilities held for trading	(471)	(227)
4-5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	0
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,590	4,367
Derivative liabilities held for trading	(10,279)	(4,156)
Over 5 years | Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	103	253
Derivative liabilities held for trading	(360)	(589)
Over 5 years | Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4	56
Derivative liabilities held for trading	0	(12)
Over 5 years | Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,586	3,124
Derivative liabilities held for trading	(6,308)	(2,672)
Over 5 years | Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,895	932
Derivative liabilities held for trading	(3,611)	(883)
Over 5 years | Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	$ 2
Derivative liabilities held for trading	$ 0